Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 8:- EQUITY

a.	Share capital:

As of June 30, 2025, the Company’s share capital was composed of 8,167,438 Ordinary Shares issued and 8,046,723 ordinary shares outstanding.

b.	Treasury shares:

As of June 30, 2025, the Company held 120,715 Ordinary Shares in treasury.